Long-Term Debt (Summary of Long-Term Debt) (Parenthetical) (Detail)			3 Months Ended	6 Months Ended	12 Months Ended
	May. 06, 2015	Jul. 02, 2012	Dec. 31, 2015	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 09, 2015
10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate		10.125%
Maturity date		2020
Secured Debt [Member] | 8.125% Senior First Priority Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate					8.125%	8.125%	8.125%
Maturity date			2020		2020	2020
Unsecured Debt [Member] | 10.125% Senior Notes due 2020 [Member]
Debt Instrument [Line Items]
Interest rate			10.125%	10.125%	10.125%	10.125%
Maturity date				2020	2020	2020
Unsecured Debt [Member] | 6.00% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Interest rate			6.00%	6.00%	6.00%	6.00%		6.00%
Maturity date			2023	2023	2023	2023
Unsecured Debt [Member] | 6.375% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Interest rate	6.375%		6.375%	6.375%	6.375%	6.375%
Maturity date	2025			2025	2025	2025
Term Loan Facility due 2021 [Member]
Debt Instrument [Line Items]
Maturity date				2021	2021	2021